UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

December 31, 2011

	Shares	Value (000)
Common stock—84.0%
Consumer discretionary— 8.3%
CBS, Cl B	17,770	$482
GameStop, Cl A*^	19,120	462
Lumber Liquidators Holdings*^	26,320	465
Tempur-Pedic International*	8,550	449
Total Consumer discretionary		1,858

Consumer staples— 4.0%
Estee Lauder, Cl A	3,920	440
Procter & Gamble	6,970	465
Total Consumer staples		905

Energy— 9.2%
Berry Petroleum, Cl A^	11,020	463
Concho Resources*^	4,500	422
Noble^	12,150	367
PetroChina ADR^	3,600	448
Transocean	9,670	371
Total Energy		2,071

Financials— 15.4%
Affiliated Managers Group*^	4,500	432
Ameriprise Financial	8,320	413
AON	9,220	431
Chubb	6,520	451
Comerica^	33,260	858
Duke Realty	35,810	432
Invesco^	21,370	429
Total Financials		3,446

Health care— 15.4%
Aetna	9,250	390
AmerisourceBergen, Cl A^	11,640	433
Express Scripts*^	19,120	855
Merck	24,520	924
Shire ADR^	4,050	421
United Therapeutics*	9,000	425
Total Health care		3,448

Industrials— 12.2%
Clean Harbors*^	7,200	459
Cummins	4,950	436
Danaher	9,450	444
Equifax^	12,150	471
Owens Corning*	16,190	465
Union Pacific^	4,270	452
Total Industrials		2,727

Information-technology— 13.4%
Apple*^	1,120	454
Broadcom, Cl A^	13,500	396
Citrix Systems*	7,090	430
eBay*	14,400	437
F5 Networks*	4,050	430
Intuit	8,240	433
SanDisk*	8,550	421
Total Information-technology		3,001

Materials— 6.1%
Celanese, Ser A	10,120	448
Owens-Illinois*	23,620	458
United States Steel	17,010	450
Total Materials		1,356
Total Common stock (Cost $18,441)**		18,812

Cash equivalent—8.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	1,930,312	1,930
Total Cash equivalent (Cost $1,930)**		1,930
Total Investments— 92.6% (Cost $20,371)**		$20,742

Percentages are based on Net Assets of $22,401.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
^	All or a portion of the shares have been committed as collateral for open short positions.
ADR	— American Depositary Receipt
Cl	— Class
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

December 31, 2011

	Shares	Value (000)
Common stock—83.5%
Consumer discretionary— 9.9%
Ethan Allen Interiors	18,670	$443
Lowe’s	17,990	457
Mattel	15,970	443
Tiffany	6,750	447
VF	3,370	428
Total Consumer discretionary		2,218

Consumer staples— 7.5%
Campbell Soup	13,120	436
CVS Caremark	19,570	798
Dr. Pepper Snapple Group	11,170	441
Total Consumer staples		1,675

Energy— 9.4%
China Petroleum & Chemical ADR	4,270	449
Cimarex Energy	6,970	431
Continental Resources	6,520	435
Diamond Offshore Drilling	7,200	398
Ensco SP ADR	8,550	401
Total Energy		2,114

Financials— 15.3%
Apartment Investment & Management, Cl A	18,910	433
Cullen/Frost Bankers	8,100	428
Franklin Resources	8,590	825
Legg Mason	17,090	411
Marsh & McLennan	13,720	434
Taubman Centers	6,970	433
Travelers	7,650	453
Total Financials		3,417

Health care— 11.7%
Abbott Laboratories	7,810	439
Amgen	7,420	477
Celgene	13,050	882
IDEXX Laboratories	5,460	420
Johnson & Johnson	6,130	402
Total Health care		2,620

Industrials— 9.9%
3M	5,400	441
Emerson Electric	8,320	388
Fastenal	10,350	451
Masco	47,230	495
PACCAR	11,920	447
Total Industrials		2,222

Information-technology— 13.8%
Adobe Systems	31,490	890
Amphenol, Cl A	9,670	439
Autodesk	14,300	434
Fair Isaac	12,820	459
Intel	18,220	442
Red Hat	10,450	432
Total Information-technology		3,096

Materials— 6.0%
Alcoa	50,710	439
Bemis	14,620	440
LyondellBasell Industries, Cl A	14,170	460
Total Materials		1,339
Total Common stock (Proceeds $18,502)*		18,701
Total Securities sold short — 83.5% (Proceeds $18,502)*		$18,701

Percentages are based on Net Assets of $22,401.*

*	This number is listed in thousands.
ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2011

	Shares	Value (000)
Common stock—35.7%
Biotechnology— 10.8%
Achillion Pharmaceuticals*	28,100	$214
Alexion Pharmaceuticals*	17,000	1,215
ARIAD Pharmaceuticals*	55,110	675
BioMarin Pharmaceutical*	16,450	566
Cepheid*	15,480	533
Cubist Pharmaceuticals*	27,790	1,101
Grifols SA ADR	2,479	14
Infinity Pharmaceuticals*	17,350	153
Onyx Pharmaceuticals*	40,350	1,773
QLT*	51,490	371
United Therapeutics*	35,540	1,679
Total Biotechnology		8,294

Health care equipment & supplies— 7.4%
Align Technology*	14,160	336
ArthroCare*	49,230	1,560
CareFusion*	54,270	1,379
Cyberonics*	22,670	759
Intuitive Surgical*	810	375
Stryker	26,480	1,316
Total Health care equipment & supplies		5,725

Health care providers & services— 8.1%
Acadia Healthcare*	17,040	170
Aetna	8,520	360
AmerisourceBergen, C1 A	29,320	1,090
Coventry Health Care*	10,620	323
Express Scripts*	37,490	1,675
Health Management Associates, Cl A*	31,500	232
Healthspring*	30,420	1,659
Universal American	16,090	205
WellCare Health Plans*	10,230	537
Total Health care providers & services		6,251

Health care technology— 0.7%
Computer Programs & Systems	10,580	541
Total Health care technology		541

Life sciences tools & services— 0.8%
PAREXEL International*	29,660	615
Total Life sciences tools & services		615

Pharmaceuticals— 7.9%
Akorn*	34,560	384
Allergan	5,170	454
Merck	59,680	2,250
Pfizer	34,440	745
Questcor Pharmaceuticals*	7,960	331
Salix Pharmaceuticals*	9,470	453
Shire ADR	13,040	1,355
XenoPort*	28,400	108
Total Pharmaceuticals		6,080
Total Common stock (Cost $25,747)**		27,506

Cash equivalent—47.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	36,334,552	36,335
Total Cash equivalent (Cost $36,335)**		36,335
Total Investments— 82.9% (Cost $62,082)**		$63,841

Percentages are based on Net Assets of $76,971.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
^	All or a portion of the shares have been committed as collateral for open short positions.
ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2011

	Shares	Value (000)
Common stock—26.1%
Biotechnology— 6.0%
Algeta ASA	21,435	$549
Alkermes	26,460	459
Amgen	18,410	1,182
Celgene	16,530	1,118
ImmunoGen	32,580	377
Regeneron Pharmaceuticals	10,230	567
Spectrum Pharmaceuticals	23,040	337
Total Biotechnology		4,589

Commercial services & supplies— 0.9%
Stericycle	9,150	713
Total Commercial services & supplies		713

Food & staples retailing— 1.4%
CVS Caremark	27,120	1,106
Total Food & staples retailing		1,106

Health care equipment & supplies— 10.8%
Baxter International	29,650	1,467
Becton Dickinson	14,050	1,050
DENTSPLY International	25,870	905
Edwards Lifesciences	10,600	749
Hospira	18,920	575
IDEXX Laboratories	11,030	849
Insulet	14,560	274
MAKO Surgical	10,000	252
Masimo	27,600	516
St. Jude Medical	15,000	514
Zimmer Holdings	21,000	1,122
Total Health care equipment & supplies		8,273

Health care providers & services— 1.5%
Chemed	8,530	437
WellPoint	10,870	720
Total Health care providers & services		1,157

Health care technology— 0.7%
Allscripts Healthcare Solutions	30,010	569
Total Health care technology		569

Life sciences tools & services— 1.6%
Covance	11,530	527
Thermo Fisher Scientific	15,720	707
Total Life sciences tools & services		1,234

Pharmaceuticals— 3.2%
Abbott Laboratories	23,800	1,338
Johnson & Johnson	17,690	1,160
Total Pharmaceuticals		2,498
Total Common stock (Proceeds $19,702)*		20,139

Exchange traded fund—3.0%
iShares NASDAQ Biotechnology Index Fund	21,760	2,271
Total Exchange traded fund (Proceeds $2,069)*		2,271
Total Securities sold short — 29.1% (Proceeds $21,771)*		$22,410

Percentages are based on Net Assets of $76,971.*

*	This number is listed in thousands.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Spectrum Fund

December 31, 2011

	Shares	Value (000)
Common stock—61.5%
Consumer discretionary— 10.0%
Abercrombie & Fitch, Cl A	50,510	$2,467
Aeropostale*	70,190	1,070
American Eagle Outfitters	115,970	1,773
Arcos Dorados Holdings, Cl A	62,890	1,291
Asbury Automotive Group*	69,710	1,503
Bed Bath & Beyond*	62,280	3,610
BorgWarner*	24,440	1,558
Bwin.Party Digital Entertainment	421,970	1,074
CBS, Cl B	222,660	6,043
Coach	51,580	3,148
Coldwater Creek*	790,790	933
Crocs*	101,150	1,494
Deckers Outdoor*	13,670	1,033
Express*	55,051	1,098
Family Dollar Stores	19,880	1,146
GameStop, Cl A*	149,080	3,597
Jack in the Box*	58,400	1,220
Las Vegas Sands*	68,960	2,947
Lululemon Athletica*	32,870	1,534
Lumber Liquidators Holdings*	198,110	3,499
LVMH Moet Hennessy Louis Vuitton	3,970	562
Marriott International, Cl A	23,750	693
McDonald’s	11,300	1,134
MGM Resorts International*	169,800	1,771
Nordstrom	23,170	1,152
P.F. Chang’s China Bistro	27,820	860
RadioShack	55,160	536
Ralph Lauren	30,560	4,220
Scientific Games, Cl A*	91,630	889
Sparkle Roll Group	6,241,475	603
Stanley Black & Decker	34,220	2,313
Starbucks	69,660	3,205
Starwood Hotels & Resorts Worldwide	64,110	3,075
Steven Madden*	71,330	2,461
Teavana Holdings*	68,421	1,285
Tempur-Pedic International*	37,610	1,976
TripAdvisor*	27,765	700
Under Armour, Cl A*	17,950	1,289
Urban Outfitters*	39,090	1,077
Vera Bradley*	43,190	1,393
Vitamin Shoppe*	28,210	1,125
Williams-Sonoma	41,570	1,600
Total Consumer discretionary		75,957

Consumer staples— 2.2%
Beam	25,020	1,282
Colgate-Palmolive	9,990	923
Crumbs Bake Shop*	108,280	433
Estee Lauder, Cl A	24,790	2,784
Hansen Natural*	7,500	691
Hershey	48,610	3,003
Procter & Gamble	30,680	2,047
Tyson Foods, Cl A	78,930	1,629
Whole Foods Market	56,216	3,912
Total Consumer staples		16,704

Energy— 7.9%
Alpha Natural Resources*	99,920	2,041
Anadarko Petroleum	78,820	6,016
Baker Hughes	32,995	1,605
Basic Energy Services*	109,730	2,162
Berry Petroleum, Cl A	99,300	4,173
Cabot Oil & Gas	50,310	3,819
CGX Energy*	220,258	227
Cobalt International Energy*	86,530	1,343
Concho Resources*	60,080	5,632
CONSOL Energy	30,750	1,129
CVR Energy*	48,930	916
Dawson Geophysical*	12,750	504
Energy XXI (Bermuda)*	26,930	859
EV Energy Partner LP	17,510	1,154
Gulfport Energy*	46,270	1,363
Hercules Offshore*	181,360	805
Key Energy Services*	182,180	2,818
Laredo Petroleum Holdings*	27,200	607
McMoRan Exploration*	81,120	1,180
National Oilwell Varco	13,520	919
Noble	95,610	2,889
Noble Energy	4,770	450
Northern Oil & Gas*	58,240	1,397
Ophir Energy*	103,838	466
Pacific Drilling*	100,430	934
PetroChina ADR	27,100	3,369
Petroleum Geo-Services*	96,740	1,059
Pioneer Natural Resources	7,880	705
Plains Exploration & Production*	41,790	1,535
Poseidon Concepts	27,870	341
RAM Energy Resources*	5,250	16
Range Resources	6,850	424
Rex Energy*	44,320	654
Rowan*	27,510	834
SandRidge Energy*	33,370	272
Schlumberger	10,510	718
Swift Energy*	16,900	502
Transocean	115,210	4,423
Total Energy		60,260

Financials— 9.0%
Affiliated Managers Group*	38,810	3,724
AIA Group	662,759	2,069
Ameriprise Financial	91,906	4,562
AON	117,640	5,506
Axis Capital Holdings	15,500	495
Banco Latinoamericano de Comercio Exterior	30,075	483
Brasil Insurance Participacoes e Administracao	45,240	412
Brown & Brown	89,870	2,034
CBRE Group*	137,440	2,092
Chubb	28,700	1,987
Comerica	279,280	7,205
Discover Financial Services	40,730	978
Duke Realty	300,390	3,620
Extra Space Storage	37,900	918
First Commonwealth Financial	85,710	451
First Horizon National	72,600	581
Fortegra Financial*	161,800	1,081
Invesco	138,920	2,791
Manning & Napier*	60,090	751
MarketAxess Holdings	77,270	2,327
MSCI, Cl A*	50,600	1,666

	Shares	Value (000)
Ocwen Financial*	221,370	$3,205
Oritani Financial	89,890	1,148
Ping An Insurance (Group) Co. of China, H Shares	171,880	1,133
Plum Creek Timber	28,000	1,024
ProAssurance	17,470	1,394
RenaissanceRe Holdings	44,910	3,340
Signature Bank*	17,570	1,054
Sul America	57,920	469
Svenska Handelsbanken, A Shares	18,100	476
Texas Capital Bancshares*	42,497	1,301
Validus Holdings	24,760	780
Wells Fargo	148,000	4,079
Western Union	125,960	2,300
WisdomTree Investments*	148,176	896
Total Financials		68,332

Health care— 11.1%
Acadia Healthcare*	23,090	230
Achillion Pharmaceuticals*	136,560	1,041
Aetna	81,050	3,419
Air Methods*	17,370	1,467
Akorn*	95,790	1,065
Alexion Pharmaceuticals*	54,460	3,894
Align Technology*	19,140	454
Allergan	18,000	1,579
AMERIGROUP*	13,930	823
AmerisourceBergen, Cl A	91,090	3,388
Analogic	10,910	625
ARIAD Pharmaceuticals*	74,260	910
ArthroCare*	133,147	4,218
BioMarin Pharmaceutical*	43,820	1,507
CareFusion*	73,130	1,858
Cepheid*	20,860	718
Cerner*	14,220	871
Computer Programs & Systems	14,470	740
Coventry Health Care*	14,360	436
Cubist Pharmaceuticals*	37,180	1,473
Cyberonics*	30,690	1,028
Express Scripts*	249,610	11,155
Grifols SA ADR	2,987	16
Health Management Associates, Cl A*	42,710	315
Healthspring*	41,440	2,260
Idenix Pharmaceuticals*	18,170	135
Infinity Pharmaceuticals*	23,240	205
Intuitive Surgical*	1,090	505
Medtronic	45,260	1,731
Merck	188,290	7,099
Onyx Pharmaceuticals*	107,235	4,713
PAREXEL International*	40,570	841
Pfizer	88,190	1,908
QLT*	69,591	501
Questcor Pharmaceuticals*	32,990	1,372
Salix Pharmaceuticals*	12,770	611
Shire ADR	53,810	5,591
Shire ADR	40,060	1,395
Stryker	35,680	1,774
SXC Health Solutions*	14,000	791
United Therapeutics*	106,706	5,042
Universal American	44,160	561
Watson Pharmaceuticals*	22,890	1,381
WellCare Health Plans*	53,060	2,786
XenoPort*	36,508	139
Total Health care		84,571

Industrials— 5.2%
AMETEK	21,730	915
BE Aerospace*	29,940	1,159
Boeing	16,290	1,195
Caterpillar	24,690	2,237
Clean Harbors*	31,670	2,018
Cummins	21,770	1,916
Danaher	41,560	1,955
Delta Air Lines*	174,680	1,413
Equifax	123,420	4,781
Experian	158,658	2,157
General Electric	127,140	2,277
Genesee & Wyoming, Cl A*	16,850	1,021
J.B. Hunt Transport Services	25,220	1,137
KBR	36,400	1,014
Owens Corning*	130,900	3,759
Robbins & Myers	21,250	1,032
SPX	32,480	1,958
Triumph Group	5,740	336
Union Pacific	38,560	4,085
Verisk Analytics, Cl A*	23,630	948
WESCO International*	32,820	1,740
Wolseley ADR	204,370	664
Total Industrials		39,717

Information-technology— 11.6%
Acer	621,970	721
Active Network*	85,450	1,162
Anaren*	42,745	710
Ancestry.com*	62,020	1,424
Apple*	25,550	10,348
Ariba*	40,390	1,134
ARM Holdings	68,080	1,884
ASML Holding, NY Shares	25,810	1,079
Bankrate*	54,290	1,167
Broadcom, Cl A	196,160	5,759
BroadSoft*	22,360	675
CEVA*	101,480	3,071
Cirrus Logic*	62,990	998
Cisco Systems	66,290	1,199
Citrix Systems*	44,960	2,730
Cognizant Technology Solutions, Cl A*	14,820	953
Coherent*	7,760	406
Digimarc*	70,510	1,684
Diodes*	54,350	1,158
eBay*	217,810	6,606
F5 Networks*	39,405	4,182
Fiserv*	27,520	1,617
Google, Cl A*	6,855	4,428
GSI Group*	84,640	866
HSW International*	130,980	451
Imagination Technologies Group*	88,840	757
Intuit	36,760	1,933
Lam Research*	30,860	1,142
LinkedIn, Cl A*	40,680	2,563
MasterCard, Cl A	10,130	3,777
Mellanox Technologies*	33,030	1,073
NetApp*	26,550	963
NETGEAR*	17,530	588
NXP Semiconductors*	52,860	812

FINANCIAL STATEMENTS	(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
ON Semiconductor*	160,550	$1,239
Plexus*	30,426	833
Qualcomm	43,650	2,388
SanDisk*	103,150	5,076
SINA*	21,770	1,132
Synchronoss Technologies*	19,250	582
Taleo, Cl A*	48,880	1,891
Teradyne*	99,420	1,355
VeriFone Systems*	58,690	2,085
VMware, Cl A*	15,200	1,265
Total Information-technology		87,866

Materials— 3.7%
Allegheny Technologies	17,510	837
Boise	145,530	1,036
Celanese, Ser A	60,730	2,688
CF Industries Holdings	3,730	541
Eastern Platinum*	270,970	144
Goldcorp	31,510	1,394
Grande Cache Coal*	45,870	446
Inmet Mining	16,220	1,043
LSB Industries*	33,640	943
Monsanto	17,080	1,197
Mosaic	11,480	579
New Gold*	100,880	1,017
Owens-Illinois*	137,660	2,668
Rentech Nitrogen Partners LP*	186,330	3,046
Rubicon Minerals*	31,950	121
SEMAFO	36,853	239
Senomyx*	99,680	347
SilverCrest Mines*	112,208	212
Thompson Creek Metals*	142,030	989
Tronox*	8,360	1,003
United States Steel	202,190	5,350
Vulcan Materials	35,400	1,393
Walter Energy	20,880	1,264
Total Materials		28,497

Telecommunication services— 0.2%
Aruba Networks*	77,740	1,440
Total Telecommunication services		1,440

Utilities— 0.6%
EQT	65,070	3,565
ITC Holdings	8,940	678
Total Utilities		4,243
Total Common stock (Cost $448,934)**		467,587

Exchange traded funds—0.6%
iShares Dow Jones U.S. Real Estate Index Fund	29,760	1,690
ProShares Short Russell2000	58,060	1,723
SPDR S&P Homebuilders ETF	57,290	980
Total Exchange traded funds (Cost $4,258)**		4,393

	Contracts/ Shares
Exchange traded note—0.0%
iPath S&P 500 VIX Short-Term Futures ETN	5,100	181
Total Exchange traded note (Cost $156)**		181

Put option contract—0.0%
Cobalt International Energy,
1/12 at $10	1,810	9
Total Put option contract (Cost $194)**		9

Call option contracts—0.0%
Alpha Natural,
1/12 at $27	905	7
1/12 at $24	3,617	98
Century Aluminum,
1/12 at $10	2,260	23
Total Call option contracts (Cost $278)**		128

Cash equivalent—19.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	145,834,899	145,835
Total Cash equivalent (Cost $145,835)**		145,835
Total Investments— 81.3% (Cost $599,655)**		$618,133

Percentages are based on Net Assets of $759,894.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership
NY	— New York
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

December 31, 2011

	Shares	Value (000)
Common stock—41.8%
Consumer discretionary— 7.6%
AutoNation	26,510	$978
Buckle	24,810	1,014
Cabela’s	33,250	845
CarMax	21,900	668
Cheesecake Factory	31,450	923
Darden Restaurants	30,270	1,380
Dick’s Sporting Goods	105,920	3,906
Ethan Allen Interiors	118,390	2,807
Francesca’s Holdings	66,810	1,156
Genesco	15,410	951
Groupon	92,110	1,900
Hennes & Mauritz AB, B Shares	39,020	1,256
Home Inns & Hotels Management ADR	19,590	505
Hyatt Hotels, Cl A	23,630	890
Iconix Brand Group	59,650	972
J.C. Penney	103,130	3,625
Kohl’s	22,090	1,090
Lear	24,580	978
Limited Brands	27,190	1,097
Liz Claiborne	121,120	1,045
Lowe’s	126,610	3,213
Mattel	138,060	3,833
Newell Rubbermaid	43,920	709
Peet’s Coffee & Tea	9,960	624
Pier 1 Imports	66,430	925
Priceline.com	1,490	697
PVH	26,530	1,870
StoneMor Partners LP	27,640	648
Thomson Reuters	41,610	1,110
Tiffany	44,050	2,919
Tim Hortons	23,160	1,121
Time Warner	29,200	1,055
Tractor Supply	16,290	1,143
VF	44,620	5,666
Viacom, Cl B	49,670	2,256
Wynn Macau	286,448	719
Zumiez	39,900	1,108
Total Consumer discretionary		57,602

Consumer staples— 2.1%
Campbell Soup	85,300	2,835
CVS Caremark	177,270	7,229
Dr. Pepper Snapple Group	49,240	1,944
Feihe International	27,760	72
H.J. Heinz	45,590	2,464
Herbalife	15,890	821
Sanderson Farms	19,240	965
Total Consumer staples		16,330

Energy— 5.4%
Apache	50,450	4,570
Atwood Oceanics	16,070	639
China Petroleum & Chemical ADR	31,930	3,354
Cimarex Energy	106,580	6,597
Cloud Peak Energy	42,440	820
Continental Resources	52,430	3,498
Diamond Offshore Drilling	53,240	2,942
Encana	92,990	1,723
Ensco SP ADR	65,330	3,065
EOG Resources	3,600	355
EXCO Resources	139,280	1,455
Halliburton	59,180	2,042
Hess	11,580	658
Patterson-UTI Energy	53,230	1,064
Rosetta Resources	10,510	457
Sanchez Energy	25,530	441
Seadrill	24,570	815
Southwestern Energy	30,040	960
Technip	6,770	636
Tidewater	14,160	698
Ultra Petroleum	105,850	3,136
Whiting Petroleum	29,380	1,372
Total Energy		41,297

Financials— 7.4%
ACE	13,560	951
Apartment Investment & Management, Cl A	142,330	3,261
Arthur J. Gallagher	67,090	2,243
Bancolombia SP ADR	15,850	944
BOC Hong Kong (Holdings)	630,040	1,493
BOK Financial	19,186	1,054
BRE Properties	19,350	977
City National	71,370	3,153
Corporate Office Properties Trust	45,960	977
Credicorp	9,060	992
Cullen/Frost Bankers	63,140	3,341
DFC Global	68,100	1,230
Eaton Vance	59,760	1,413
Erste Group Bank	51,019	897
Franklin Resources	55,190	5,302
Hang Seng Bank	131,840	1,564
IntercontinentalExchange	11,820	1,425
Jefferies Group	35,330	486
Legg Mason	135,480	3,258
LPL Investment Holdings	43,420	1,326
Markel	2,760	1,144
Marsh & McLennan	111,930	3,539
National Penn Bancshares	153,790	1,298
Northern Trust	44,500	1,765
Public Storage	7,320	984
RLI	28,640	2,087
SL Green Realty	16,020	1,068
T. Rowe Price Group	21,150	1,204
Taubman Centers	58,070	3,606
Torchmark	29,090	1,262
Travelers	33,650	1,991
Total Financials		56,235

Health care— 5.8%
Abbott Laboratories	66,520	3,740
Algeta ASA	29,114	745
Alkermes	33,810	587
Allscripts Healthcare Solutions	40,440	766
Amgen	56,820	3,648
athenahealth	16,230	797
Baxter International	59,010	2,920
Becton Dickinson	18,760	1,402
Celgene	79,030	5,342
Chemed	11,670	598
Covance	15,230	696

	Shares	Value (000)
DENTSPLY International	34,540	$1,209
Edwards Lifesciences	27,040	1,912
Hospira	25,810	784
IDEXX Laboratories	38,330	2,950
ImmunoGen	43,890	508
Insulet	48,330	910
Johnson & Johnson	78,860	5,172
Laboratory Corp. of America Holdings	11,250	967
MAKO Surgical	20,410	515
Masimo	37,630	703
Regeneron Pharmaceuticals	13,950	773
Smith & Nephew SP ADR	12,100	583
Spectrum Pharmaceuticals	31,050	454
St. Jude Medical	33,970	1,165
Thermo Fisher Scientific	21,520	968
Tornier NV	16,460	296
WellPoint	14,410	955
Zeltiq Aesthetics	28,902	328
Zimmer Holdings	28,350	1,514
Total Health care		43,907

Industrials— 3.9%
3M	59,380	4,853
Actuant, Cl A	29,070	659
Dover	18,840	1,094
Emerson Electric	78,960	3,679
Fastenal	67,620	2,949
Graco	41,140	1,682
Masco	304,260	3,189
Nabors Industries	62,350	1,081
PACCAR	52,450	1,965
Parker Hannifin	9,700	740
Rockwell Collins	21,450	1,188
Sensata Technologies Holding NV	36,030	947
Snap-on	43,720	2,213
Southwest Airlines	111,020	950
Stericycle	12,510	975
Valmont Industries	6,850	622
W.W. Grainger	4,880	913
Total Industrials		29,699

Information-technology— 6.6%
Accenture, Cl A	16,100	857
Adobe Systems	187,490	5,300
Amphenol, Cl A	64,870	2,944
Autodesk	139,780	4,240
Baidu ADR	9,970	1,161
Celestica	87,870	644
Dell	98,500	1,441
FactSet Research Systems	39,930	3,485
Fair Isaac	120,070	4,303
Fidelity National Information Services	45,910	1,221
Global Payments	32,320	1,531
Infosys ADR	41,010	2,107
Intel	191,300	4,639
j2 Global	62,040	1,746
KLA-Tencor	28,000	1,351
Linear Technology	40,740	1,223
Mitek Systems	22,560	164
NetSuite	22,760	923
Paychex	31,640	953
QLogic	46,300	694
Red Hat	46,640	1,926
Riverbed Technology	53,880	1,266
STMicroelectronics NV, NY Shares	189,640	1,125
Synaptics	14,810	447
Tech Data	44,860	2,217
Telefonaktiebolaget LM Ericsson ADR	204,670	2,073
Total Information-technology		49,981

Materials— 2.9%
Alcoa	455,850	3,943
Antofagasta	34,390	649
Bemis	94,210	2,834
Carpenter Technology	19,300	994
Dow Chemical	29,700	854
Eldorado Gold	48,410	664
Fibria Celulose ADR	118,930	924
Gold Fields SP ADR	70,180	1,070
Kinross Gold	51,800	590
LyondellBasell Industries, Cl A	62,350	2,026
Martin Marietta Materials	15,710	1,185
Molycorp	15,650	375
NewMarket	2,360	468
Newmont Mining	21,960	1,318
Nucor	40,180	1,590
Pan American Silver	34,640	755
POSCO ADR	10,000	821
Taseko Mines	91,490	250
Yara International ASA	22,380	898
Total Materials		22,208

Telecommunication services— 0.1%
America Movil SAB de CV ADR, Ser L	23,010	520
Total Telecommunication services		520
Total Common stock (Proceeds $317,303)*		317,779

Exchange traded funds—5.6%
iShares Dow Jones US Oil Equipment & Services Index Fund	65,080	3,379
iShares NASDAQ Biotechnology Index Fund	29,640	3,093
iShares S&P 500 Index Fund	32,890	4,143
iShares S&P North American Technology-Software Index Fund	21,000	1,137
iShares S&P SmallCap 600 Index Fund	35,190	2,403
iShares Silver Trust	62,190	1,675
Materials Select Sector SPDR Trust	63,780	2,137
SPDR Metals & Mining ETF	87,220	4,273
SPDR Oil & Gas Equipment & Services ETF	37,530	1,301
SPDR S&P 500 ETF Trust, Ser 1	38,550	4,838
SPDR S&P MidCap 400 ETF Trust	6,840	1,091
SPDR S&P Oil & Gas Exploration & Production ETF	61,190	3,224
SPDR S&P Retail ETF	88,840	4,669
United States Natural Gas Fund	172,400	1,114
Vanguard Small-Cap Growth ETF	14,980	1,144
Vanguard U.S. Total Stock Market Shares Index ETF	46,570	2,994
Total Exchange traded funds (Proceeds $42,982)*		42,615
Total Securities sold short — 47.4% (Proceeds $360,285)†*		$360,394

FINANCIAL STATEMENTS	(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

Percentages are based on Net Assets of $759,894.*

†	The open short positions are collateralized by cash deposits with brokers.
*	This number is listed in thousands.
ADR	— American Depositary Receipt
Cl	— Class
LP	— Limited Partnership
NY	— New York
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of open options written

Turner Spectrum Fund

December 31, 2011

	Contracts	Value (000)
Written put options—0.0%
Cobalt International Energy,
1/12 at $8	1,810	$9
Total Written put options (Premiums received $43)*		9
Total Written option contracts (Premiums received $43)*		9

Percentages are based on Net Assets of $759,894.*

*	This number is listed in thousands.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Titan Fund

December 31, 2011

	Shares	Value (000)
Common stock—75.8%
Consumer discretionary— 14.7%
Bed Bath & Beyond*^	5,270	$306
CBS, Cl B^	12,790	347
Coach	4,330	264
Family Dollar Stores	3,690	213
Las Vegas Sands*	6,130	262
Marriott International, Cl A	4,400	128
Ralph Lauren	1,865	258
Stanley Black & Decker	2,090	141
Starbucks	3,770	173
Starwood Hotels & Resorts Worldwide	4,660	224
Steven Madden*	3,980	137
TripAdvisor*	5,120	129
Total Consumer discretionary		2,582

Consumer staples— 5.3%
Beam^	4,610	236
Colgate-Palmolive	1,860	172
Estee Lauder, Cl A	1,370	154
Hansen Natural*	1,370	126
Whole Foods Market	3,400	237
Total Consumer staples		925

Energy— 7.6%
Anadarko Petroleum^	4,170	318
Baker Hughes^	6,070	295
Cabot Oil & Gas	3,330	253
Concho Resources*	3,230	303
National Oilwell Varco	2,520	171
Total Energy		1,340

Financials— 4.9%
Ameriprise Financial	3,660	182
RenaissanceRe Holdings	1,900	141
Wells Fargo	12,790	352
Western Union	9,570	175
Total Financials		850

Health care— 9.6%
Alexion Pharmaceuticals*	2,060	147
Allergan^	2,020	177
BioMarin Pharmaceutical*	4,050	139
Cerner*	2,650	162
Express Scripts*^	5,000	224
Medtronic	8,370	320
Onyx Pharmaceuticals*	2,080	92
Shire ADR	1,520	158
Watson Pharmaceuticals*	4,250	257
Total Health care		1,676

Industrials— 6.9%
BE Aerospace*^	5,580	216
Boeing	2,960	217
Caterpillar	2,340	212
J.B. Hunt Transport Services	4,650	209
SPX	2,950	178
Union Pacific	1,650	175
Total Industrials		1,207

Information-technology— 22.1%
Ancestry.com*	4,500	103
Apple*^	860	348
ARM Holdings	5,150	143
ASML Holding, NY Shares	4,740	198
Broadcom, Cl A^	10,030	295
Cisco Systems	12,170	220
Cognizant Technology Solutions, Cl A*	2,710	174
eBay*	12,620	383
F5 Networks*	2,135	227
Google, Cl A*	610	394
LinkedIn, Cl A*	2,610	164
MasterCard, Cl A	345	129
NetApp*	4,930	179
Qualcomm	2,420	132
SanDisk*	5,290	260
Taleo, Cl A*	3,480	135
VeriFone Systems*	4,230	150
VMware, Cl A*	2,830	235
Total Information-technology		3,869

Materials— 2.7%
Celanese, Ser A^	3,020	134
Goldcorp	2,890	128
Monsanto	3,110	218
Total Materials		480

Telecommunication services— 0.8%
Aruba Networks*^	7,190	133
Total Telecommunication services		133

Utilities— 1.2%
EQT	3,790	208
Total Utilities		208
Total Common stock (Cost $12,771)**		13,270

Exchange traded fund—1.0%
SPDR S&P Homebuilders ETF	10,410	178
Total Exchange traded fund (Cost $178)**		178

Cash equivalent—9.5%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	1,663,044	1,663
Total Cash equivalent (Cost $1,663)**		1,663
Total Investments— 86.3% (Cost $14,612)**		$15,111

Percentages are based on Net Assets of $17,515.**

*	Non-income producing security.
**	This number is listed in thousands.

***	Rate shown is the 7-day effective yield as of December 31, 2011.
^	All or a portion of the shares have been committed as collateral for open short positions.
Cl	— Class
NY	— New York
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

December 31, 2011

	Shares	Value (000)
Common stock—43.8%
Consumer discretionary— 10.9%
Darden Restaurants	3,070	$140
Dick’s Sporting Goods	7,180	265
Groupon	5,850	121
Hennes & Mauritz AB, B Shares	4,800	154
Home Inns & Hotels Management ADR	3,640	94
J.C. Penney	7,600	267
Priceline.com	280	131
PVH	1,850	130
Tiffany	2,670	177
VF	1,620	206
Viacom, Cl B	4,780	217
Total Consumer discretionary		1,902

Consumer staples— 3.7%
Campbell Soup	5,220	174
CVS Caremark	5,260	215
H.J. Heinz	4,800	259
Total Consumer staples		648

Energy— 5.0%
Apache	1,450	131
Cimarex Energy	2,200	136
Hess	2,140	122
Southwestern Energy	3,870	124
Ultra Petroleum	8,420	249
Whiting Petroleum	2,630	123
Total Energy		885

Financials— 2.9%
Franklin Resources	1,350	130
Northern Trust	3,800	151
T. Rowe Price Group	3,940	224
Total Financials		505

Health care— 4.5%
Baxter International	3,410	169
Johnson & Johnson	5,360	351
Laboratory Corp. of America Holdings	2,060	177
St. Jude Medical	2,500	86
Total Health care		783

Industrials— 4.6%
3M	3,220	263
Emerson Electric	3,400	159
Graco	4,230	173
Rockwell Collins	3,940	218
Total Industrials		813

Information-technology— 9.2%
Adobe Systems	3,670	104
Autodesk	4,310	131
Baidu ADR	580	68
FactSet Research Systems	1,470	128
Fair Isaac	3,500	125
Infosys ADR	3,240	166
Intel	6,820	165
NetSuite	4,180	170
QLogic	8,610	129
Riverbed Technology	3,520	83
Synaptics	2,760	83
Tech Data	2,530	125
Telefonaktiebolaget LM Ericsson ADR	13,120	133
Total Information-technology		1,610

Materials— 3.0%
Dow Chemical	5,400	155
Newmont Mining	4,090	245
Nucor	3,200	127
Total Materials		527
Total Common stock (Proceeds $7,694)*		7,673

Exchange traded fund—1.0%
SPDR Metals & Mining ETF	3,600	176
Total Exchange traded fund (Proceeds $174)*		176
Total Securities sold short — 44.8% (Proceeds $7,868)*		$7,849

Percentages are based on Net Assets of $17,515.*

*	This number is listed in thousands.
ADR	— American Depositary Receipt
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—99.6%†
Consumer discretionary— 13.4%
Bed Bath & Beyond*	13,340	$773
Deckers Outdoor*	7,170	542
Las Vegas Sands*	20,180	862
MGM Resorts International*	48,580	507
Starwood Hotels & Resorts Worldwide	11,000	528
Williams-Sonoma	16,350	629
Total Consumer discretionary		3,841

Consumer staples— 4.0%
Whole Foods Market	16,520	1,150
Total Consumer staples		1,150

Energy— 10.4%
Alpha Natural Resources*	23,280	476
Anadarko Petroleum	9,920	757
Cabot Oil & Gas	5,700	433
Cameron International*	18,310	901
Concho Resources*	4,430	415
Total Energy		2,982

Financials— 7.6%
Affiliated Managers Group*	8,660	831
CBRE Group*	51,670	786
MSCI, Cl A*	17,310	570
Total Financials		2,187

Health care— 8.5%
Alexion Pharmaceuticals*	20,750	1,484
Questcor Pharmaceuticals*	10,460	435
WellCare Health Plans*	9,770	513
Total Health care		2,432

Industrials— 2.7%
United Continental Holdings*	41,540	784
Total Industrials		784

Information-technology— 51.6%
Apple*	4,750	1,924
ASML Holding, NY Shares	30,070	1,257
Broadcom, Cl A	34,000	998
CEVA*	36,340	1,100
Cypress Semiconductor	32,180	543
eBay*	21,640	656
F5 Networks*	11,210	1,189
Google, Cl A*	1,180	762
Lam Research*	15,720	582
MasterCard, Cl A	3,390	1,264
Mellanox Technologies*	18,400	598
ON Semiconductor*	95,120	734
Qualcomm	23,120	1,265
Salesforce.com*	8,820	895
SanDisk*	21,500	1,058
Total Information-technology		14,825

Materials— 1.4%
CF Industries Holdings	2,720	394
Total Materials		394
Total Common stock (Cost $26,698)**		28,595

Cash equivalent—1.0%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	291,057	291
Total Cash equivalent (Cost $291)**		291
Total Investments— 100.6% (Cost $26,989)**		$28,886

Percentages are based on Net Assets of $28,726.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	— Class
NY	— New York

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Concentrated Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—99.2%†
Consumer discretionary— 9.9%
Amazon.com*	5,930	$1,026
Chipotle Mexican Grill*	4,180	1,412
Lululemon Athletica*#	32,120	1,499
Total Consumer discretionary		3,937

Energy— 10.4%
Anadarko Petroleum	30,750	2,347
Cabot Oil & Gas	23,230	1,763
Total Energy		4,110

Financials— 7.3%
Comerica	47,330	1,221
MSCI, Cl A*	50,710	1,670
Total Financials		2,891

Health care— 7.3%
Alexion Pharmaceuticals*	22,220	1,589
Allergan	14,800	1,298
Total Health care		2,887

Industrials— 13.2%
Boeing	20,020	1,469
Caterpillar	22,770	2,063
Union Pacific	16,200	1,716
Total Industrials		5,248

Information-technology— 48.6%
Acme Packet*	40,300	1,246
Apple*	12,000	4,860
ARM Holdings	55,440	1,534
Broadcom, Cl A	52,160	1,531
eBay*	62,410	1,893
F5 Networks*	15,720	1,668
Finisar*	77,860	1,304
Qualcomm	52,620	2,878
Salesforce.com*	8,850	898
SanDisk*	29,520	1,453
Total Information-technology		19,265

Materials— 2.5%
Goldcorp	22,820	1,010
Total Materials		1,010
Total Common stock (Cost $36,557)**		39,348

Cash equivalent—4.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	1,810,640	1,811
Total Cash equivalent (Cost $1,811)**		1,811
Total Investments— 103.8% (Cost $38,368)**		$41,159

Percentages are based on Net Assets of $39,661.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $1,409**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2011 was $1,449.**
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—97.3%
Consumer discretionary— 16.9%
Aeropostale*	67,380	$1,028
Ann*	89,350	2,214
Body Central*	105,740	2,639
Buffalo Wild Wings*	40,880	2,760
Children’s Place Retail Stores*#	56,210	2,986
Cracker Barrel Old Country Store#	57,140	2,880
Crocs*	129,890	1,919
Deckers Outdoor*	78,684	5,946
Imax*#	47,790	876
Jos. A. Bank Clothiers*#	41,000	1,999
Krispy Kreme Doughnuts*	61,170	400
Oxford Industries	55,990	2,526
Select Comfort*	112,760	2,446
Skullcandy*#	79,970	1,001
SodaStream International*#	65,870	2,153
Ulta Salon, Cosmetics & Fragrance*	36,840	2,392
Vitamin Shoppe*	97,240	3,878
Total Consumer discretionary		40,043

Consumer staples— 4.9%
B&G Foods	50,570	1,217
Boston Beer, Cl A*#	7,900	858
TreeHouse Foods*	85,157	5,568
United Natural Foods*	96,638	3,866
Total Consumer staples		11,509

Energy— 9.5%
Basic Energy Services*	129,140	2,544
C&J Energy Services*#	46,560	975
Carrizo Oil & Gas*#	93,448	2,462
GeoResources*#	60,980	1,787
James River Coal*#	87,610	606
Key Energy Services*	211,560	3,273
Kodiak Oil & Gas*	120,590	1,146
Lufkin Industries	56,360	3,794
Rex Energy*#	180,940	2,671
Swift Energy*	111,050	3,300
Total Energy		22,558

Financials— 1.9%
IBERIABANK	26,156	1,289
Sovran Self Storage	42,720	1,823
Umpqua Holdings#	102,000	1,264
Total Financials		4,376

Health care— 21.7%
Acadia Healthcare*	207,640	2,070
Achillion Pharmaceuticals*#	158,870	1,211
Air Methods*	48,940	4,133
Akorn*	134,920	1,500
AMERIGROUP*	53,020	3,132
Analogic	18,020	1,033
ArthroCare*	160,816	5,095
Aveo Phamaceuticals*	89,500	1,539
Catalyst Health Solutions*	87,855	4,569
Computer Programs & Systems	41,921	2,143
Cyberonics*	74,878	2,508
HMS Holdings*	106,740	3,414
Impax Laboratories*	22,922	462
NxStage Medical*	104,830	1,864
Orthofix International*	56,980	2,007
PAREXEL International*#	74,304	1,541
PSS World Medical*#	54,850	1,327
QLT*	31,325	226
Quality Systems#	66,906	2,475
Questcor Pharmaceuticals*	121,460	5,050
SXC Health Solutions*	72,384	4,088
Total Health care		51,387

Industrials— 19.7%
Chart Industries*	30,580	1,653
Clean Harbors*	93,950	5,987
Copa Holdings, Cl A	49,591	2,910
EnPro Industries*#	76,700	2,530
ESCO Technologies	38,080	1,096
Genesee & Wyoming, Cl A*	88,495	5,361
Greenbrier*#	159,886	3,882
Hub Group, Cl A*	73,098	2,371
Huron Consulting Group*	109,430	4,239
Kforce*	65,720	810
Middleby*#	37,953	3,569
RBC Bearings*	20,666	862
Robbins & Myers	57,344	2,784
Titan International#	75,920	1,477
Triumph Group	121,754	7,117
Total Industrials		46,648

Information-technology— 18.8%
ANSYS*	63,480	3,636
Ariba*	217,690	6,113
Bottomline Technologies*	102,792	2,382
BroadSoft*#	66,730	2,015
Cavium*#	49,790	1,415
CEVA*#	82,982	2,511
Cirrus Logic*#	235,640	3,735
Coherent*	38,354	2,005
Electronics for Imaging*	132,430	1,887
GSI Group*#	177,760	1,818
Hittite Microwave*	13,940	688
Imperva*#	50,300	1,751
Kenexa*	90,920	2,428
Liquidity Services*	40,510	1,495
NETGEAR*	98,200	3,297
OPNET Technologies#	23,758	871
Power Integrations#	32,090	1,064
Rofin-Sinar Technologies*	65,698	1,501
Synchronoss Technologies*#	50,200	1,517
Taleo, Cl A*	62,470	2,417
Total Information-technology		44,546

Materials— 3.6%
Century Aluminum*	86,430	736
Domtar	27,830	2,225
KapStone Paper & Packaging*	97,350	1,532
LSB Industries*	109,210	3,061
Noranda Aluminum Holding	107,771	889
Total Materials		8,443

	Shares	Value (000)
Utilities— 0.3%
Artesian Resources, Cl A#	34,145	$643
Total Utilities		643
Total Common stock (Cost $161,647)**		230,153

Cash equivalent—17.9%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	42,231,959	42,232
Total Cash equivalent (Cost $42,232)**		42,232
Total Investments— 115.2% (Cost $203,879)**		$272,385

Percentages are based on Net Assets of $236,497.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
#	Security fully or partially on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $32,762**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2011 was $33,565.**
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Large Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—98.7%†
Consumer discretionary— 16.0%
Amazon.com*	51,510	$8,916
Bed Bath & Beyond*	119,776	6,943
CBS, Cl B	252,600	6,856
Chipotle Mexican Grill*	17,340	5,856
Coach	121,310	7,405
Comcast, Cl A	276,890	6,565
Las Vegas Sands*	150,480	6,430
Lululemon Athletica*#	88,360	4,123
Ralph Lauren	43,750	6,041
Starbucks	134,180	6,174
Starwood Hotels & Resorts Worldwide	105,040	5,039
Tempur-Pedic International*#	53,440	2,807
Total Consumer discretionary		73,155

Consumer staples— 7.7%
Beam	72,170	3,697
Coca-Cola	276,720	19,362
Estee Lauder, Cl A	29,670	3,333
Hansen Natural*	18,230	1,680
Mead Johnson Nutrition, Cl A	48,560	3,337
Whole Foods Market	57,649	4,011
Total Consumer staples		35,420

Energy— 10.1%
Anadarko Petroleum	160,340	12,239
Cabot Oil & Gas	119,690	9,084
Cameron International*	124,860	6,142
Concho Resources*	96,018	9,002
Schlumberger	139,630	9,538
Total Energy		46,005

Financials— 3.6%
Affiliated Managers Group*	72,680	6,974
CBRE Group*	209,230	3,184
MSCI, Cl A*	193,590	6,375
Total Financials		16,533

Health care— 8.9%
Alexion Pharmaceuticals*	75,020	5,364
Allergan	81,850	7,182
Cerner*	91,420	5,599
Express Scripts*	115,430	5,159
Intuitive Surgical*	5,100	2,361
Onyx Pharmaceuticals*	51,930	2,282
Shire ADR	93,890	9,755
Watson Pharmaceuticals*	52,130	3,146
Total Health care		40,848

Industrials— 10.5%
AMETEK	145,615	6,131
Boeing	143,640	10,536
Caterpillar	90,690	8,217
Cummins	76,950	6,773
Precision Castparts	38,190	6,293
Union Pacific	94,990	10,063
Total Industrials		48,013

Information-technology— 36.5%
Acme Packet*	91,080	2,815
Altera	228,180	8,465
Apple*	122,570	49,641
ARM Holdings	221,340	6,124
ASML Holding, NY Shares	174,647	7,299
Broadcom, Cl A	216,260	6,349
eBay*	458,590	13,909
F5 Networks*	35,240	3,740
Finisar*	130,600	2,187
Fortinet*	91,619	1,998
Google, Cl A*	18,710	12,085
MasterCard, Cl A	17,340	6,465
NXP Semiconductors*#	138,670	2,131
QLIK Technologies*	81,351	1,969
Qualcomm	400,540	21,910
Salesforce.com*	41,410	4,201
SanDisk*	120,520	5,931
VeriFone Systems*	152,790	5,427
VMware, Cl A*	50,680	4,216
Total Information-technology		166,862

Materials— 3.6%
Allegheny Technologies	123,320	5,894
Goldcorp	107,790	4,770
Mosaic	113,480	5,723
Total Materials		16,387

Telecommunication services— 0.6%
Aruba Networks*#	158,930	2,944
Total Telecommunication services		2,944

Utilities— 1.2%
EQT	99,320	5,442
Total Utilities		5,442
Total Common stock (Cost $397,504)**		451,609

Cash equivalent—3.4%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	15,515,330	15,515
Total Cash equivalent (Cost $15,515)**		15,515
Total Investments— 102.1% (Cost $413,019)**		$467,124

Percentages are based on Net Assets of $457,695.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
#	Security fully or partially on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $9,207**. Certain of these securities may have been sold prior to period end.

(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2011 was $9,427.**
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—98.5%
Consumer discretionary— 19.9%
Arcos Dorados Holdings, Cl A#	229,630	$4,714
Bed Bath & Beyond*	194,460	11,273
BorgWarner*#	115,690	7,374
Chipotle Mexican Grill*	30,780	10,396
Coach	159,790	9,754
Deckers Outdoor*	88,860	6,715
Expedia	152,755	4,433
Family Dollar Stores	118,610	6,839
Harley-Davidson	197,630	7,682
Lululemon Athletica*#	89,830	4,191
MGM Resorts International*#	570,360	5,949
Nordstrom	293,830	14,606
Ralph Lauren	48,690	6,723
Stanley Black & Decker	115,768	7,826
Starwood Hotels & Resorts Worldwide	280,400	13,451
Tempur-Pedic International*#	111,880	5,877
TripAdvisor*	152,755	3,851
Under Armour, Cl A*#	87,986	6,317
Wynn Resorts	93,705	10,353
Total Consumer discretionary		148,324

Consumer staples— 6.5%
Green Mountain Coffee Roasters*#	123,060	5,519
Hansen Natural*	105,912	9,759
Hershey	193,280	11,941
Mead Johnson Nutrition, Cl A	95,710	6,578
Whole Foods Market#	212,760	14,804
Total Consumer staples		48,601

Energy— 10.1%
Cabot Oil & Gas	161,380	12,249
Cameron International*	162,961	8,016
Concho Resources*	149,138	13,982
FMC Technologies*	130,720	6,827
Northern Oil & Gas*	148,970	3,572
Peabody Energy	238,630	7,901
Range Resources	96,270	5,963
Rowan*	237,350	7,199
SM Energy	127,950	9,353
Total Energy		75,062

Financials— 7.7%
Affiliated Managers Group*	113,000	10,842
Ameriprise Financial	85,990	4,269
AON	120,600	5,644
CBRE Group*	714,890	10,881
MSCI, Cl A*	141,390	4,656
Signature Bank*	138,494	8,308
Western Union	681,570	12,445
Total Financials		57,045

Health care— 13.0%
Agilent Technologies*	191,790	6,699
Alexion Pharmaceuticals*	174,294	12,462
AMERIGROUP*	104,570	6,178
AmerisourceBergen, Cl A	250,228	9,306
BioMarin Pharmaceutical*	87,790	3,018
Catalyst Health Solutions*	51,430	2,674
Cepheid*	182,070	6,265
Cerner*	130,180	7,974
Intuitive Surgical*	23,212	10,747
Onyx Pharmaceuticals*	154,946	6,810
Perrigo	86,480	8,415
Quality Systems#	105,560	3,905
SXC Health Solutions*	100,500	5,676
WellCare Health Plans*	121,992	6,405
Total Health care		96,534

Industrials— 11.1%
Clean Harbors*	72,320	4,609
Cummins	95,900	8,441
Equifax	158,390	6,136
Expeditors International of Washington	238,529	9,770
Genesee & Wyoming, Cl A*	82,390	4,991
Hexcel*	208,660	5,052
Joy Global	133,587	10,015
Kansas City Southern*	74,860	5,091
Kirby*	94,440	6,218
Owens Corning*	255,071	7,326
Triumph Group	68,430	4,000
United Continental Holdings*#	596,085	11,248
Total Industrials		82,897

Information-technology— 23.2%
Acme Packet*	147,690	4,565
Altera	334,850	12,423
Avago Technologies	340,020	9,813
Broadcom, Cl A	547,351	16,070
Citrix Systems*	213,770	12,980
Cypress Semiconductor	439,010	7,415
Electronic Arts*	492,120	10,138
F5 Networks*	110,644	11,741
FEI*	98,175	4,004
Fiserv*	153,820	9,035
Fortinet*	210,260	4,586
Lam Research*	285,135	10,556
LinkedIn, Cl A*#	78,510	4,947
ON Semiconductor*	1,289,010	9,951
Salesforce.com*	70,920	7,195
SanDisk*	262,320	12,909
Teradata*	84,680	4,108
Teradyne*	424,150	5,781
TIBCO Software*	341,470	8,165
VeriFone Systems*	168,948	6,001
Total Information-technology		172,383

Materials— 7.0%
Airgas	70,870	5,534
Allegheny Technologies	110,540	5,284
Celanese, Ser A	105,056	4,651
CF Industries Holdings	50,900	7,379
Cliffs Natural Resources	109,345	6,818
Crown Holdings*	166,080	5,577
FMC	87,220	7,504

	Shares	Value (000)
PPG Industries	107,070	$8,939
Total Materials		51,686
Total Common stock (Cost $628,393)**		732,532

Cash equivalent—8.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	65,703,091	65,703
Total Cash equivalent (Cost $65,703)**		65,703
Total Investments— 107.3% (Cost $694,096)**		$798,235

Percentages are based on Net Assets of $743,850.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
#	Security fully or partially on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $59,853**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2011 was $61,389.**
Cl	— Class
Ser	— Series

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—98.2%
Consumer discretionary— 16.6%
Big Lots*	35,080	$1,325
BJ’s Restaurants*	47,510	2,153
Bravo Brio Restaurant Group*	89,850	1,541
Bridgepoint Education*#	73,360	1,687
Brunswick#	130,200	2,351
Crocs*	95,870	1,416
DSW, Cl A	36,090	1,596
Express*	94,770	1,890
Finish Line, Cl A	159,650	3,079
Gaylord Entertainment*#	75,946	1,833
GNC Acquisition Holdings, Cl A*#	86,910	2,516
Meritage Homes*	92,520	2,146
Saks*#	248,120	2,419
Scientific Games, Cl A*	278,380	2,700
Sonic Automotive, Cl A#	158,030	2,340
Sotheby’s	68,971	1,968
Steven Madden*	72,655	2,507
Tenneco*	69,890	2,081
True Religion Apparel*	75,160	2,599
Vera Bradley*#	60,230	1,942
Total Consumer discretionary		42,089

Consumer staples— 2.0%
Hain Celestial Group*#	67,990	2,492
United Natural Foods*	62,753	2,511
Total Consumer staples		5,003

Energy— 8.1%
Berry Petroleum, Cl A	28,940	1,216
Carrizo Oil & Gas*#	87,320	2,301
CVR Energy*	78,160	1,464
Dril-Quip*	39,030	2,569
Energy XXI (Bermuda)*	91,400	2,914
Gulfport Energy*	94,470	2,782
Key Energy Services*	134,667	2,083
Northern Oil & Gas*	128,480	3,081
Swift Energy*	68,860	2,047
Total Energy		20,457

Financials— 7.9%
Alterra Capital Holdings	55,400	1,309
Bank of the Ozarks#	75,580	2,239
Extra Space Storage	53,370	1,293
Knight Capital Group, CI A*	102,275	1,209
LaSalle Hotel Properties	53,510	1,295
MarketAxess Holdings	61,370	1,848
Ocwen Financial*	151,520	2,194
Oritani Financial	96,600	1,234
Signature Bank*	32,650	1,959
Symetra Financial	143,730	1,304
Tanger Factory Outlet Centers#	79,040	2,317
Texas Capital Bancshares*	57,950	1,774
Total Financials		19,975

Health care— 18.1%
Air Methods*	12,510	1,057
Akorn*	115,946	1,289
Align Technology*	44,090	1,046
ARIAD Pharmaceuticals*	143,430	1,757
Bruker*	63,340	787
Catalyst Health Solutions*	40,990	2,132
Cepheid*	82,940	2,854
Cubist Pharmaceuticals*	90,760	3,596
Healthspring*	57,740	3,149
HMS Holdings*	82,800	2,648
Impax Laboratories*	67,735	1,366
Incyte*#	86,690	1,301
Ironwood Pharmaceuticals*#	65,600	785
MEDNAX*	31,490	2,268
NxStage Medical*	86,520	1,538
Onyx Pharmaceuticals*	63,850	2,806
Optimer Pharmaceuticals*#	66,050	809
PSS World Medical*#	92,110	2,228
Quality Systems#	54,160	2,003
Questcor Pharmaceuticals*	72,740	3,025
Salix Pharmaceuticals*	41,350	1,979
Sirona Dental Systems*	39,110	1,722
Universal American	78,450	997
WellCare Health Plans*	52,980	2,781
Total Health care		45,923

Industrials— 17.3%
Alaska Air Group*	26,590	1,997
Avis Budget Group*	204,820	2,196
Belden	59,450	1,978
Chart Industries*	34,470	1,864
Clean Harbors*	55,900	3,563
Copa Holdings, Cl A	40,540	2,378
Genesee & Wyoming, Cl A*	55,830	3,382
GrafTech International*#	187,170	2,555
Healthcare Services Group	76,120	1,347
HEICO#	34,890	2,040
Herman Miller	46,180	852
Hexcel*#	115,330	2,792
Hub Group, Cl A*	76,520	2,482
Old Dominion Freight Line*	53,890	2,184
Polypore International*#	42,067	1,851
Triumph Group	40,840	2,387
TrueBlue*	170,332	2,364
WESCO International*	53,050	2,812
Woodward	64,971	2,659
Total Industrials		43,683

Information-technology— 22.8%
ADTRAN	48,260	1,456
Allot Communications*	58,690	892
Ancestry.com*#	55,210	1,268
Anixter International*	47,130	2,811
Ariba*	52,060	1,462
Bankrate*#	61,860	1,330
BroadSoft*#	66,595	2,011
Cavium*#	91,900	2,613
CEVA*#	69,574	2,105
Cirrus Logic*#	150,870	2,391
Cognex	30,160	1,079
Concur Technologies*#	54,370	2,761
Fairchild Semiconductor International*	145,250	1,749
Finisar*	125,010	2,093
Heartland Payment Systems	51,275	1,249
Intermolecular*	72,790	625

	Shares	Value (000)
Jack Henry & Associates	55,680	$1,871
MAXIMUS	48,920	2,023
NETGEAR*	76,430	2,566
Plexus*	50,220	1,375
Power Integrations#	45,160	1,498
QLIK Technologies*#	98,441	2,382
Sapient	220,580	2,779
Semtech*	93,780	2,328
SuccessFactors*#	50,630	2,019
Synchronoss Technologies*#	95,970	2,899
Taleo, Cl A*	108,940	4,215
Teradyne*	140,960	1,921
Ultratech*	75,840	1,863
Total Information-technology		57,634

Materials— 4.1%
Allied Nevada Gold*	67,289	2,038
Century Aluminum*	149,720	1,274
Chemtura*	135,490	1,536
Louisiana-Pacific*#	281,882	2,275
Rock-Tenn, Cl A	27,441	1,583
Thompson Creek Metals*#	230,560	1,605
Total Materials		10,311

Telecommunication services— 1.3%
AboveNet*	9,400	611
Aruba Networks*#	59,700	1,105
Cogent Communications Group*	87,080	1,471
Total Telecommunication services		3,187
Total Common stock (Cost $213,578)**		248,262

Cash equivalent—23.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%***(1)	58,736,177	58,736
Total Cash equivalent (Cost $58,736)**		58,736
Total Investments— 121.4% (Cost $272,314)**		$306,998

Percentages are based on Net Assets of $252,909.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
#	Security fully or partially on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $51,808**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2011 was $53,246.**
Cl	— Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

December 31, 2011

	Shares	Value (000)
Common stock—97.9%†
Consumer discretionary— 17.0%
Amazon.com*	200	$34
Arcos Dorados Holdings, Cl A	2,280	47
Las Vegas Sands*	1,310	56
Lululemon Athletica*	430	20
LVMH Moet Hennessy Louis Vuitton	339	48
Rakuten	40	43
Total Consumer discretionary		248

Consumer staples— 9.8%
Green Mountain Coffee Roasters*	510	23
Remy Cointreau	820	66
Whole Foods Market	790	55
Total Consumer staples		144

Energy— 7.5%
Anadarko Petroleum	420	32
BG Group	1,780	38
Cabot Oil & Gas	530	40
Total Energy		110

Financials— 11.8%
AIA Group	24,772	78
CBRE Group*	2,630	40
DBS Group Holdings	6,100	54
Total Financials		172

Health care— 10.0%
Alexion Pharmaceuticals*	1,010	72
Shire ADR	2,130	74
Total Health care		146

Industrials— 2.9%
Caterpillar	480	43
Total Industrials		43

Information-technology— 36.5%
Apple*	210	85
ARM Holdings	1,680	47
ASML Holding, NY Shares	1,430	60
Broadcom, Cl A	1,860	55
F5 Networks*	490	52
Imagination Technologies Group*	8,610	73
Qualcomm	940	51
Salesforce.com*	420	43
SanDisk*	1,390	68
Total Information-technology		534

Telecommunication services— 2.4%
MTN Group	1,940	35
Total Telecommunication services		35
Total Common stock (Cost $1,292)**		1,432

Cash equivalent—1.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	22,730	23
Total Cash equivalent (Cost $23)**		23
Total Investments— 99.5% (Cost $1,315)**		$1,455

Percentages are based on Net Assets of $1,462.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
PLC	— Public Liability Co.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner International Growth Fund

December 31, 2011

	Shares	Value (000)
Common stock—96.2%
Consumer discretionary— 10.5%
Arcos Dorados Holdings, Cl A	5,100	$105
Honda Motor	5,590	170
Hyundai Motor*	870	161
InterContinental Hotels Group	11,409	205
Lululemon Athletica*	3,680	172
LVMH Moet Hennessy Louis Vuitton	1,303	184
Rakuten	130	140
Sands China*	51,947	147
Total Consumer discretionary		1,284

Consumer staples— 17.0%
British American Tobacco	6,120	290
Companhia de Bebidas das Americas ADR, Preferred Shares	3,420	123
Diageo	11,950	261
FamilyMart	4,910	198
Nestle	5,977	344
Remy Cointreau	2,180	175
SABMiller	6,162	217
Shoprite Holdings	3,655	62
Tesco	19,900	125
Unilever NV	8,220	283
Total Consumer staples		2,078

Energy— 7.3%
BG Group	11,140	238
Canadian Natural Resources	3,832	144
Enbridge	6,270	234
Harum Energy	138,850	105
Petroleum Geo-Services*	5,760	63
Suncor Energy	3,920	113
Total Energy		897

Financials— 8.0%
AIA Group	42,459	133
Banco Santander Chile ADR	920	70
Capital & Counties Properties	57,660	165
DBS Group Holdings	6,620	59
HDFC Bank ADR	2,000	52
Ping An Insurance (Group) Co. of China, H Shares	8,170	54
Sberbank of Russia ADR*	5,300	53
Standard Chartered	7,383	161
Svenska Handelsbanken, A Shares	4,568	120
UBS*	9,060	108
Total Financials		975

Health care— 8.7%
Covidien	3,760	169
GlaxoSmithKline	7,570	173
Roche Holding	1,860	315
Shire ADR	8,030	280
SXC Health Solutions*	2,170	123
Total Health care		1,060

Industrials— 17.0%
Canadian National Railway	2,359	186
Copa Holdings, Cl A	2,570	151
Embraer ADR	2,980	75
European Aeronautic Defence & Space	3,864	121
Experian	14,359	195
FANUC	1,220	187
GEA Group	6,340	179
Komatsu	7,790	182
Mitsubishi Electric	13,230	127
Safran	3,740	112
Siemens	1,640	157
Tullow Oil	2,810	61
United Tractors	43,870	128
Wolseley	4,544	150
Yuexiu Transport Infrastructure	159,820	70
Total Industrials		2,081

Information-technology— 10.6%
ARM Holdings	25,600	235
ASML Holding, NY Shares	4,530	190
Avago Technologies	5,990	173
Canon	4,020	178
Imagination Technologies Group*	17,280	147
Samsung Electronics	190	175
SAP	3,840	203
Total Information-technology		1,301

Materials— 14.7%
Air Liquide	999	124
BHP Billiton PLC	6,260	182
BHP Billiton, Ltd.	7,060	248
Goldcorp	4,570	203
Linde	1,370	204
New Gold*	8,970	90
Potash Corp. of Saskatchewan	3,305	137
Rexam	25,500	140
Rio Tinto PLC	3,530	171
Rio Tinto, Ltd.	1,270	78
Silver Wheaton	1,930	56
YAMATO KOGYO	5,940	171
Total Materials		1,804

Telecommunication services— 1.6%
MTN Group	4,240	76
Tim Participacoes	24,005	119
Total Telecommunication services		195

Utilities— 0.8%
Empresa Nacional de Electricidad	64,400	95
Total Utilities		95
Total Common stock (Cost $11,761)**		11,770

Cash equivalent—3.1%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	381,583	382
Total Cash equivalent (Cost $382)**		382
Total Investments— 99.3% (Cost $12,143)**		$12,152

Percentages are based on Net Assets of $12,233.**

*	Non-income producing security.
**	This number is listed in thousands.
***	Rate shown is the 7-day effective yield as of December 31, 2011.
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
PLC	— Public Liability Co.

See accompanying notes to schedules of investments.

Notes to schedules of investments

1. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Turner Funds (the “Trust” or collectively the “Funds” or individually, a “Fund”) in the preparation of their Schedules of investments, Schedules of securities sold short and Schedules of open options written.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or

Notes to schedules of investments

security exceed levels established by the Administrator and approved by the Committee, the Adviser determines whether such securities should be fair valued.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor for securities principally traded on a foreign market or exchange. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser contacts the Funds’ Sub-Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The following is a summary of inputs used to value the Funds’ investments as of December 31, 2011:

Notes to schedules of investments

	Level 1	Level 2	Level 3	Total
Turner Market Neutral Fund
Investments in securities
Common stock	$18,812	$—	$—	$18,812
Cash equivalent	1,930	—	—	1,930
Total Investments in securities	$20,742	$—	$—	$20,742
Securities sold short
Common stock	$18,701	$—	$—	$18,701
Total Securities sold short	$18,701	$—	$—	$18,701

Turner Medical Sciences Long/Short Fund
Investments in securities
Common stock	$27,506	$—	$—	$27,506
Cash equivalent	36,335	—	—	36,335
Total Investments in securities	$63,841	$—	$—	$63,841
Securities sold short
Common stock	$20,139	$—	$—	$20,139
Exchange traded fund	2,271	—	—	2,271
Total Securities sold short	$22,410	$—	$—	$22,410

Turner Spectrum Fund
Investments in securities
Common stock	$467,587	$—	$—	$467,587
Call options contracts	128	—	—	128
Cash equivalent	145,835	—	—	145,835
Exchange traded funds	4,393	—	—	4,393
Exchange traded note	181	—	—	181
Put options contract	—	9	—	9
Total Investments in securities	$618,124	$9	$—	$618,133
Securities sold short
Common stock	$317,779	$—	$—	$317,779
Exchange traded funds	42,615	—	—	42,615
Total Securities sold short	$360,394	$—	$—	$360,394
Open options written
Written put options	$9	$—	$—	$9
Total Open options written	$9	$—	$—	$9

Turner Titan Fund
Investments in securities
Common stock	$13,270	$—	$—	$13,270
Cash equivalent	1,663	—	—	1,663
Exchange traded fund	178	—	—	178
Total Investments in securities	$15,111	$—	$—	$15,111
Securities sold short
Common stock	$7,673	$—	$—	$7,673
Exchange traded fund	176	—	—	176
Total Securities sold short	$7,849	$—	$—	$7,849

Turner All Cap Growth Fund
Investments in securities
Common stock	$28,595	$—	$—	$28,595
Cash equivalent	291	—	—	291
Total Investments in securities	$28,886	$—	$—	$28,886

Turner Concentrated Growth Fund
Investments in securities
Common stock	$39,348	$—	$—	$39,348
Cash equivalent	1,811	—	—	1,811
Total Investments in securities	$41,159	$—	$—	$41,159

Turner Emerging Growth Fund
Investments in securities
Common stock	$230,153	$—	$—	$230,153
Cash equivalent	42,232	—	—	42,232
Total Investments in securities	$272,385	$—	$—	$272,385

Turner Large Growth Fund
Investments in securities
Common stock	$451,609	$—	$—	$451,609
Cash equivalent	15,515	—	—	15,515
Total Investments in securities	$467,124	$—	$—	$467,124

Turner Midcap Growth Fund
Investments in securities
Common stock	$732,532	$—	$—	$732,532
Cash equivalent	65,703	—	—	65,703
Total Investments in securities	$798,235	$—	$—	$798,235

Turner Small Cap Growth Fund
Investments in securities
Common stock	$248,262	$—	$—	$248,262
Cash equivalent	58,736	—	—	58,736
Total Investments in securities	$306,998	$—	$—	$306,998

Turner Global Opportunities Fund
Investments in securities
Common stock	$1,432	$—	$—	$1,432
Cash equivalent	23	—	—	23
Total Investments in securities	$1,455	$—	$—	$1,455

Turner International Growth Fund
Investments in securities
Common stock	$11,770	$—	$—	$11,770
Cash equivalent	382	—	—	382
Total Investments in securities	$12,152	$—	$—	$12,152

Notes to schedules of investments

For the period ended December 31, 2011, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. For each Fund there were no significant transfers between the levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period, except for the Turner Global Opportunities Fund and Turner International Growth Fund. The Turner Global Opportunities Fund and Turner International Growth Fund had significant transfers from Level 2 to Level 1 for securities which no longer exceeded the established “confidence interval” and used fair values provided by Interactive Data.

New Accounting Pronouncement—In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurements of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact to the Funds’ financial statements, other than enhanced disclosures.

Securities sold short—Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the quarter ended December 31, 2011.

Option Transactions—Consistent with each Fund’s investment objectives, the Funds may write covered call options as a means of increasing the yield on their portfolios and as a

Notes to schedules of investments

means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the options contract. The initial purchase (sale) of an option is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from the written and purchased option contracts is equity exposure.

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	5,839	118
Options cancelled in a closing purchase transaction	(2,952)	(30)
Options exercised	—	—
Options expired	(1,077)	(45)
Options outstanding at end of year	1,810	$43

2. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds, and as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
Turner Concentrated Growth Fund	$1,409	$1,449
Turner Emerging Growth Fund	32,762	33,565
Turner Large Growth Fund	9,207	9,427
Turner Midcap Growth Fund	59,853	61,389
Turner Small Cap Growth Fund	51,808	53,246

Notes to schedules of investments

3. Federal Tax Information:

At December 31, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Turner Market Neutral Fund	$20,481	$529	$(268)	$261
Turner Medical Sciences Long/Short Fund	62,862	1,087	(108)	979
Turner Spectrum Fund	623,009	3,429	(8,305)	(4,876)
Turner Titan Fund	15,228	95	(212)	(117)
Turner All Cap Growth Fund	27,078	3,257	(1,449)	1,808
Turner Concentrated Growth Fund	38,677	3,915	(1,433)	2,482
Turner Emerging Growth Fund	204,302	73,820	(5,737)	68,083
Turner Large Growth Fund	414,535	66,530	(13,941)	52,589
Turner Midcap Growth Fund	694,489	131,148	(27,402)	103,746
Turner Small Cap Growth Fund	275,859	39,888	(8,749)	31,139
Turner Global Opportunities Fund	1,323	182	(50)	132
Turner International Growth Fund	12,376	364	(588)	(224)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	February 28, 2012

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	February 28, 2012